Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income taxes - Text Details (Detail) [Line Items]
Deferred tax expense (income) recognised in profit or loss		€ 121		€ (77)		€ (58)
Net deferred tax assets		1,676		1,565
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		824		819		1,288
Deferred tax expense (income) recognised in profit or loss		11		(201)
Other changes in deferred tax assets and liabilities		(6)	[1]	(144)	[2]
Net deferred tax assets		824		819
Net deferred tax liabilities		0		0
Transfer to assets classified as held for sale				(125)
Intangible assets and goodwill [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		(162)		(383)		(676)
Deferred tax expense (income) recognised in profit or loss		299		549
Other changes in deferred tax assets and liabilities		(78)	[1]	(228)	[2]
Net deferred tax assets		90		423
Net deferred tax liabilities		(252)		(806)
Transfer to assets classified as held for sale				(28)
Inventories [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		257		231		347
Deferred tax expense (income) recognised in profit or loss		18		(34)
Other changes in deferred tax assets and liabilities		8	[1]	(29)	[2]
Net deferred tax assets		265		235
Net deferred tax liabilities		(8)		(4)
Transfer to assets classified as held for sale				(52)
Net deferred tax assets [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		1,676		1,565		2,692
Deferred tax expense (income) recognised in profit or loss		121		(77)
Other changes in deferred tax assets and liabilities		(10)	[1]	(606)	[2]
Net deferred tax assets		1,828		1,598
Net deferred tax liabilities		(152)		(33)
Transfer to assets classified as held for sale				(444)
Other assets [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		50		74		138
Deferred tax expense (income) recognised in profit or loss		(38)		7
Other changes in deferred tax assets and liabilities		15	[1]	12	[2]
Net deferred tax assets		77		96
Net deferred tax liabilities		(27)		(22)
Transfer to assets classified as held for sale				(82)
Other liabilities [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		428		536		989
Deferred tax expense (income) recognised in profit or loss		(137)		(288)
Other changes in deferred tax assets and liabilities		30	[1]	(158)	[2]
Net deferred tax assets		537		596
Net deferred tax liabilities		(109)		(61)
Transfer to assets classified as held for sale				(8)
Pensions and other employee benefits [Member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		267		265		597
Deferred tax expense (income) recognised in profit or loss		(17)		(126)
Other changes in deferred tax assets and liabilities	[1]	19
Net deferred tax assets		269		265
Net deferred tax liabilities		(2)		0
Transfer to assets classified as held for sale				(149)
Property, plant and equipment [member]
Income taxes - Text Details (Detail) [Line Items]
Deferred tax liability (asset)		12		23		€ 10
Deferred tax expense (income) recognised in profit or loss		(13)		15
Other changes in deferred tax assets and liabilities		2	[1]	(2)	[2]
Net deferred tax assets		32		39
Net deferred tax liabilities		(20)		(16)
Set-off deffered tax positions [Member]
Income taxes - Text Details (Detail) [Line Items]
Net deferred tax assets		(265)		(876)
Net deferred tax liabilities		€ 265		€ 876

[1]	Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, acquisitions and divestments.
[2]	Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.